UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



Report for the Calendar Year or Quarter Ended:   September 30, 2006
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Check here if Amendment [ ] Amendment Number:
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Institutional Investment Manager Filing this Report:

Name:      EnTrust Partners Offshore LLC, attn: Jill Zelenko
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Address:   717 Fifth Avenue, 25th Floor
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           New York, NY 10022
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Form 13F File Number:    028-05427
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jill Zelenko
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Title:     Chief Financial Officer/Chief Operating Officer
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Phone:     (212) 888-1040
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Signature, Place, and Date of Signing:


   /s/ Jill Zelenko            New York, New York          November 13, 2006
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      [Signature]                 [City, State]                 [Date]


Report Type:
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[  ]    13F HOLDINGS REPORT

[X]     13F NOTICE

[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  EnTrust Capital Inc.